Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Total inventories	$ 497,930	$ 526,106
Less: current inventories	(471,630)	(500,462)
Non-current portion of inventories	26,300	25,644
Costs of inventories recognized as expense	1,446,356	1,264,812
Production costs	1,094,431	925,479
Depreciation and amortisation expense	316,036	302,958
NRV adjustments to inventory	97,700	8,700
Inventories, at net realisable value	135,800	203,700
Escobal mine [member]
Disclosure of inventories [Line Items]
Supplies	(19,000)	(18,300)
Concentrate [member]
Disclosure of inventories [Line Items]
Total inventories	31,380	30,647
Stockpile ore [member]
Disclosure of inventories [Line Items]
Total inventories	31,309	43,216
Non-current portion of inventories	900	4,400
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Total inventories	258,750	286,266
Non-current portion of inventories	53,900	92,100
Dore and finished [member]
Disclosure of inventories [Line Items]
Total inventories	86,776	81,448
Materials and supplies [member]
Disclosure of inventories [Line Items]
Total inventories	$ 89,715	$ 84,529